Commitments and Contingencies (Details) - USD ($)	Jun. 30, 2017	Sep. 30, 2016
Operating Leases, Future Minimum Payments [Abstract]
Remaining 2016		$ 5,948
Year ending September 30, 2017	$ 14,802	23,793
Year ending September 30, 2018		17,845
Total	$ 14,802	$ 47,586